Discontinued Operations	12 Months Ended
Mar. 31, 2013
Discontinued Operations

26. Discontinued Operations

ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”) requires that the Company and its subsidiaries reclassify the operations sold or to be disposed of by sale without significant continuing involvement in the operations to discontinued operations. Under this Codification Section, the Company and its subsidiaries report the gains on sales and the results of these operations of subsidiaries, business units, and certain properties, which have been sold or are to be disposed of by sale, as income from discontinued operations in the accompanying consolidated statements of income. Revenues and expenses generated by the operations of such subsidiaries, business units and properties recognized in fiscal 2011 and 2012 have also been reclassified as income from discontinued operations in the accompanying consolidated statements of income.

During fiscal 2011, the Company and its subsidiary completed the liquidation procedure for a subsidiary in Japan which operated PFI (“Private Finance Initiative”) business for hospital management, and the Company wound up a subsidiary in Japan that was established in order to enter into derivative business. The Company sold a subsidiary which operated hairdressing business, and also sold a subsidiary which operated internet related business. In addition, a subsidiary sold its subsidiary in Japan, which operated consulting business in medical and nursing care field. As a result, ¥6,895 million of aggregated gain was recognized during fiscal 2011. Furthermore, the Company has determined to wind up a subsidiary in Japan, which operated asbestos removal business during fiscal 2011 and completed the liquidation procedure for the subsidiary in fiscal 2012.

During fiscal 2012, the Company and its subsidiaries sold a subsidiary which operated real-estate rental business, a subsidiary that operated a Japanese inn and hotel, a subsidiary that operated a golf course, a subsidiary that operated ski resorts, a subsidiary that operated a property management business and a subsidiary that operated a spa facility. In addition, the Company liquidated a kumiai, which was effectively a type of SPE, seeking for rent revenue. As a result of the sales and the liquidation, a loss of ¥361 million was recognized during fiscal 2012.

During fiscal 2013, the Company and its subsidiaries completed the liquidation procedure for a kumiai in Japan which was effectively a type of SPE, operating private-equity investment and management, and the Company wound up a subsidiary overseas which operated reinsurance business. As a result, a loss of ¥13 million was recognized during fiscal 2013. Furthermore, the Company has determined to wind up a subsidiary that operates M&A advisory services business in Japan and a subsidiary that operates alternative investment business in Japan during fiscal 2013. There were no significant assets or liabilities of the subsidiaries in the accompanying consolidated balance sheets at March 31, 2013. Net gains of ¥1,977 million, net losses of ¥1,188 million and net losses of ¥370 million on derivative trading instruments are included in income from discontinued operations for the subsidiary that operates alternative investment business in Japan for fiscal 2011, 2012 and 2013, respectively.

The Company and its subsidiaries own various real estate properties, including commercial and office buildings, for rental operations. In fiscal 2011, 2012 and 2013, the Company and its subsidiaries recognized ¥7,498 million, ¥4,531 million and ¥6,818 million of aggregated gains on sales of such real estate properties, respectively. In addition, the Company and its subsidiaries determined to dispose by sale of rental properties of ¥33,933 million and ¥39,459 million which are mainly included in investment in operating leases at March 31, 2012 and 2013, respectively.

Discontinued operations in fiscal 2011, 2012 and 2013 consist of the following:

	Millions of yen
	2011	2012	2013
Revenues	¥52,144	¥24,211	¥10,825

Income from discontinued operations, net*	13,924	(466)	(125)
Provision for income taxes	(7,530)	2,086	321

Discontinued operations, net of applicable tax effect	¥6,394	¥1,620	¥196

*	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,393 million, ¥4,170 million and ¥6,805 million in fiscal 2011, 2012 and 2013, respectively.